CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 11,056	$ 12,934
Common Stock, Stated Value Per Share	$ 0.005	$ 0.005
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	103,930,560	101,478,818